Cover Page	Mar. 15, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 15, 2022
Entity Registrant Name	CHAMPIONS ONCOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11504
Entity Tax Identification Number	52-1401755
Entity Address, Address Line One	1 University Plaza
Entity Address, Address Line Two	Suite 307
Entity Address, City or Town	Hackensack
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07601
City Area Code	201
Local Phone Number	808-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000771856
Amendment Flag	false